Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Current Assets
Cash		$ 209,983		$ 264,755
Prepaid expenses		335,992		372,468
Total current assets		545,975		637,223
LONG-TERM ASSETS:
Cash held in Trust Account		130,165,886		128,400,078
Prepaid expenses - noncurrent				231,243
Total Assets		130,711,861		129,268,544
Current Liabilities
Accrued offering costs and expenses		670,345		254,276
Working capital loans - related party		500,000
Convertible promissory note - related party		1,265,000
Due to Sponsor				10,000
Income taxes payable		88,687
Total current liabilities		2,524,032		264,276
Warrant liabilities		1,694,297		7,879,959
Deferred underwriting fee		4,554,000		4,554,000
Total Liabilities		8,772,329		12,698,235
Class A common stock subject to possible redemption		129,998,763		128,397,500
Stockholders’ Deficit
Preferred stock value
Class A common stock value		16		16
Class B common stock value		316		316
Additional paid-in capital
Accumulated deficit		(8,059,563)		(11,827,524)
Total Stockholders’ Deficit	$ (30,572)	(8,059,231)	$ (25,818)	(11,827,192)	$ (16,854)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit		$ 130,711,861		$ 129,268,544
DIGERATI TECHNOLOGIES, INC
Current Assets
Cash	1,048		1,509		1,489
Accounts receivable, net	844		622		617
Prepaid and other current assets	649		383		232
Total current assets	2,541		2,514		2,338
LONG-TERM ASSETS:
Intangible assets, net	14,432		15,188		8,527
Goodwill	19,380		19,380		3,931
Property and equipment, net	1,558		1,647		529
Other assets	347		273		76
Investment in Itellum	185		185		185
Right-of-use assets	2,254		2,498		934
Total Assets	40,697		41,685		16,520
Current Liabilities
Accounts payable	3,665		3,222		1,653
Accrued liabilities	9,149		9,627		2,570
Equipment financing	27		21		37
Convertible note payable, current, net of discount	4,717		3,948		1,049
Note payable, current, related party, net of discount	626		833		998
Note payable, current, net of discount	11,219		870		2,963
Acquisition payable	1,000		1,000
Deferred income	1,119		931		20
Derivative liability	13,664		10,588		16,773
Operating lease liability, current	651		797		503
Total current liabilities	45,837		31,837		26,566
Notes payable, related party, net of debt discount $0 and $0, respectively					136
Note payable, net of discount	23,460		33,335		6,241
Convertible note payable	250		500
Equipment financing	54		43
Operating lease liability, net of current portion	1,668		1,788		431
Total long-term liabilities	25,432		35,666		6,808
Total Liabilities	71,269		67,503		33,374
Stockholders’ Deficit
Preferred stock value
Common stock value	145		142		139
Additional paid-in capital	89,875		89,487		89,100
Accumulated deficit	(118,377)		(113,393)		(105,380)
Other comprehensive income	1		1		1
Total Stockholders’ Deficit	(28,356)		(23,763)		(16,140)
Noncontrolling interest	(2,216)		(2,055)		(714)
Total stockholders’ deficit	(30,572)		(25,818)		(16,854)
Total Liabilities, Redeemable Common Stock and Stockholders’ Deficit	$ 40,697		$ 41,685		$ 16,520